Financial Risk Management - Sensitivity Analysis for Interest Rate Risk on Profit or Loss Before Tax and Shareholders' Equity (Detail) - Interest rate risk [Member] - JPY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Shareholder's equity [Member] | Variable interest rate risk: Increase of 50 basis points [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	¥ (75)	¥ (74)
Shareholder's equity [Member] | Variable interest rate risk: Decrease of 50 basis points [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	13	11
Profit or (loss) before tax [Member] | Variable interest rate risk: Increase of 50 basis points [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	(110)	(108)
Profit or (loss) before tax [Member] | Variable interest rate risk: Decrease of 50 basis points [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effects on profit or loss before tax and shareholders' equity	¥ 19	¥ 16